Shareholder Fees	Feb. 24, 2026 USD ($)
Schwab Balanced Fund | Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab International Opportunities Fund | Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2010 Fund | Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2015 Fund | Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2020 Fund | Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2025 Fund | Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2030 Fund | Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2035 Fund | Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2040 Fund | Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2045 Fund | Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2050 Fund | Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2055 Fund | Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2060 Fund | Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2065 Fund | Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0